Supplementary Oil And Gas Information (Unaudited) - Future Net Cash Flows Relating to Proved Crude Oil and Natural Gas Reserves (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Oil and Gas, Standardized Measure, Discounted Future Net Cash Flow [Line Items]
Future cash inflows	$ 882,968	$ 870,755	$ 995,482
Future production costs	(288,515)	(279,014)	(305,959)
Future development costs and asset retirement obligations	(96,229)	(90,415)	(86,658)
Future income taxes	(110,342)	(113,057)	(137,288)
Future net cash flows	387,882	388,269	465,577
10% annual discount for timing of future cash flows	(275,724)	(279,533)	(328,579)
Standardized measure of future net cash flows (1)	112,158	108,736	136,998	$ 82,784
North America
Oil and Gas, Standardized Measure, Discounted Future Net Cash Flow [Line Items]
Future cash inflows	876,917	863,544	986,672
Future production costs	(286,440)	(276,498)	(303,270)
Future development costs and asset retirement obligations	(92,455)	(86,615)	(83,803)
Future income taxes	(111,073)	(113,516)	(136,905)
Future net cash flows	386,949	386,915	462,694
10% annual discount for timing of future cash flows	(275,139)	(278,814)	(327,333)
Standardized measure of future net cash flows (1)	111,810	108,101	135,361
North Sea
Oil and Gas, Standardized Measure, Discounted Future Net Cash Flow [Line Items]
Future cash inflows	722	1,067	1,506
Future production costs	(414)	(636)	(691)
Future development costs and asset retirement obligations	(1,970)	(1,873)	(1,416)
Future income taxes	1,144	967	517
Future net cash flows	(518)	(475)	(84)
10% annual discount for timing of future cash flows	136	168	84
Standardized measure of future net cash flows (1)	(382)	(307)	0
Offshore Africa
Oil and Gas, Standardized Measure, Discounted Future Net Cash Flow [Line Items]
Future cash inflows	5,329	6,144	7,304
Future production costs	(1,661)	(1,880)	(1,998)
Future development costs and asset retirement obligations	(1,804)	(1,927)	(1,439)
Future income taxes	(413)	(508)	(900)
Future net cash flows	1,451	1,829	2,967
10% annual discount for timing of future cash flows	(721)	(887)	(1,330)
Standardized measure of future net cash flows (1)	$ 730	$ 942	$ 1,637